IVH Board Considerations in Approving DMC/Sub-Advisory Agreements

Background for the Board Approvals

At a meeting held on December 17, 2020, representatives of Waddell & Reed Financial, Inc. (“WDR”), Ivy Investment Management Company, a subsidiary of WDR and the Fund’s then current investment adviser (“IICO”), and Delaware Management Company, a series of Macquarie Investment Management Business Trust (“DMC”), met with the Board to discuss the merger agreement with Macquarie Group (“Macquarie”), pursuant to which Macquarie would acquire WDR (the “Transaction”). The Independent Trustees were advised that the Transaction, if completed, would constitute a change of control event and result in the termination of the Fund’s current investment advisory agreement with IICO (the “Current Investment Advisory Agreement”). The Independent Trustees were also advised that it was proposed that DMC, a wholly-owned subsidiary of Macquarie, would serve as the investment adviser to the Fund after the closing of the Transaction and that the Board would be asked to consider approval of the terms and conditions of the proposed investment advisory agreement between the Fund and DMC (the “DMC Advisory Agreement”) and thereafter to submit the proposed DMC Advisory Agreement to the Fund’s shareholders for approval. In addition, the Board was asked to consider the approval of the terms and conditions of the proposed sub-advisory agreements between DMC and each of the following affiliated sub-advisers: Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Global Limited (“MIMGL”) and Macquarie Investment Management Europe Limited (“MIMEL”) (collectively, the “Sub-Advisory Agreements” and together with the DMC Advisory Agreement, the “Advisory Agreements”) and thereafter submit the proposed Sub-Advisory Agreements to the Fund’s shareholders for approval.

In anticipation of the Transaction, the Trustees met at a series of subsequent meetings on January 6, 2021, January 9, 2021, and January 12, 2021, which included meetings of the full Board and separate meetings of the Independent Trustees for the purposes of considering, among other things: whether it would be in the best interests of the Fund and its shareholders to approve the proposed Advisory Agreements; and the anticipated impacts of the Transaction on the Fund and its shareholders (each, a “Board Meeting”). During each of these Board Meetings, the Board sought additional and clarifying information as they deemed necessary or appropriate. The Independent Trustees worked with their independent legal counsel to prepare formal due diligence requests (the “Diligence Requests”) that were submitted to DMC and Delaware Distributors, L.P. (“DDLP”). The Diligence Requests sought information relevant to the Board’s consideration of the proposed Advisory Agreements and distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. DMC and DDLP provided documents and information in response to the Diligence Requests (the “Response Materials”). Senior management representatives of DMC, WDR and IICO participated in a portion of each Board Meeting and addressed various questions raised by the Board. Throughout the process, the Independent Trustees were assisted by their independent legal counsel, who advised them on, among other things, their duties and obligations relating to their consideration of the proposed Advisory Agreements.

The Board’s evaluation of the proposed Advisory Agreements reflected the information provided specifically in connection with its review of the proposed Advisory Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Investment Advisory Agreement on August 11-12, 2020 (“2020 15(c) Board Meeting”) and at other subsequent Board meetings in 2020. The Board’s evaluation of the proposed Advisory Agreements also reflected its knowledge gained as Trustees of the Fund with respect to services provided by IICO and its affiliates.

The Board’s approvals and recommendations were based on its determination, within its business judgment, that it would be in the best interests of the Fund and the Fund’s respective shareholders, for DMC to provide investment advisory services to the Fund and for MIMAK, MIMGL and MIMEL (the “Affiliated Sub-Advisers”) to provide sub-advisory services to the Fund, following the closing of the Transaction.

Factors Considered in Approving the Proposed DMC Advisory Agreement

In connection with the Board’s consideration of the proposed DMC Advisory Agreement, DMC and IICO advised the Board about a variety of matters, including the following:

The nature, extent, and quality of the services to be provided to the Fund by DMC post-Transaction are expected to be of at least the same level as the services currently provided to the Fund by IICO.

•	DMC’s stated commitment to maintaining and enhancing the Fund shareholder experience.

•	DMC does not propose changes to the investment objective of the Fund.

•	The proposed DMC Advisory Agreement does not change the Fund’s contractual advisory fee rate.

•

The portfolio manager and portfolio management team at IICO that manage the Fund are expected to continue to do so post-Transaction as employees of Macquarie, if they choose to become employees of Macquarie.

•	DMC’s intended use of the Affiliated Sub-Advisers to leverage Macquarie’s global fixed income investment platform in providing advisory, trading and other services to the Fund.

•

DDLP’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale.

•	The support expressed by the current senior management team at IICO for the Transaction and IICO’s recommendation that the Board approve the proposed DMC Advisory Agreement.

•

The commitments of Macquarie and WDR to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

•	In addition to the matters noted above, in their deliberations regarding approval of the proposed DMC Advisory Agreement, the Board considered the factors discussed below, among others.

The Nature, Extent, and Quality of Services Expected to be Provided by DMC. The Board received and considered information regarding the nature, extent and quality of services expected to be provided by DMC. In evaluating the nature, extent and quality of services to be provided by DMC, the Board considered information provided by DMC regarding its advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition (both pre- and post-closing of the Transaction). The Board also considered the capabilities, resources, and personnel of DMC, including senior and other personnel of IICO who had been extended offers to join DMC, in order to determine whether DMC is capable of providing the same level of investment management services currently provided to the Fund, and also considered the transition and integration plans to move management of the Fund to DMC. The Board recognized that the IICO personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course of business. The Board considered the resources and infrastructure that DMC intends to devote to its compliance program to ensure compliance with applicable laws and regulations as well as DMC’s commitment to those programs. The Board also considered the policies and practices of DMC regarding the selection of broker/dealers and the execution of portfolio transactions. The Board considered the resources that DMC has devoted to its risk management program and cybersecurity program. The Board also reviewed information provided by DMC related to its business, legal, and regulatory affairs. This review considered the resources available to DMC to provide the services specified under the proposed DMC Advisory Agreement. The Board considered DMC’s financial condition, including the financing of the Transaction, and noted that DMC is expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its business. Finally, the Board considered that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund, and its shareholders by DMC compared to those currently provided by IICO.

The Board considered that, while it was proposed that DMC would become the investment adviser to the Fund, the same portfolio manager and portfolio management team at IICO that manage the Fund are expected to continue to do so after the Transaction as employees of Macquarie, if they choose to become employees of

Macquarie. The Board determined that they had considered the qualifications of the portfolio manager at IICO at the 2020 15(c) Board Meeting.

The Board considered that DMC’s experience in allocating assets to, and overseeing the advisory services of, its sub-advisers, was similar to IICO’s role in allocating assets to and overseeing the advisory services provided by its sub-advisers. The Board considered that DMC may utilize certain Affiliated Sub-Advisers to leverage Macquarie’s global fixed income investment platform in providing advisory, trading and other services to the Fund.

The Board considered that the terms and conditions of the proposed DMC Advisory Agreement are substantially similar to the terms and conditions of the Current Investment Advisory Agreement.

After review of these and other considerations, the Board concluded that DMC will be capable of providing investment advisory services of the same high quality as the investment advisory services provided to the Fund by IICO, and that these services are appropriate in nature and extent in light of the Fund’s operations and investor needs.

Performance of the Fund. With respect to the performance of the Fund, the Board considered their review at the 2020 15(c) Board Meeting of peer group and benchmark investment performance comparison data relating to the Fund’s long-term performance record for similar accounts. The Board considered that information reviewed at the 2020 15(c) Board Meeting would be relevant given that the Fund is expected to retain its current portfolio manager and portfolio management team. Based on information presented to the Board at the 2020 15(c) Board Meeting and its discussions with DMC, the Board concluded that DMC is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, strategy and restrictions.

Fees to Be Paid to DMC and Expenses of the Fund. The Board considered that they had reviewed the Fund’s existing advisory fee rate at the 2020 15(c) Board Meeting. The Board considered that the proposed DMC Advisory Agreement does not change the Fund’s contractual advisory fee rate. The Board also considered that DMC and IICO had represented to the Board that they will each use their best efforts to ensure that they and their respective affiliates do not take any action that imposes an “unfair burden” on the Fund as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the change of control event, for so long as the requirements of section 15(f) of the 1940 Act apply. The Board also considered a comparison of the proposed advisory fee to be paid by the Fund to the advisory fees paid by funds and other accounts managed by DMC deemed to be comparable to the Fund in terms of investment objectives and strategies. The Board concluded that the retention of DMC was unlikely to impose an unfair burden on the Fund because, after the Transaction, none of IICO, DMC, DDLP, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly (i) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Fund (other than ordinary fees for bona fide principal underwriting services), or (ii) from the Fund or its shareholders for other than bona fide investment advisory or other services. Based on their review, the Board determined, with respect to the Fund, that DMC’s advisory fee is fair and reasonable in light of the nature, extent and quality of services to be provided to the Fund under the proposed DMC Advisory Agreement.

Extent to Which DMC May Realize Economies of Scale as the Fund Grows Larger and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Fund’s Shareholders. The Board considered potential or anticipated economies of scale in relation to the services DMC would provide to the Fund. The Board considered DMC’s representation that the significant increase in its assets under management post-Transaction may reasonably be expected to enable the new combined firm to reach greater economies of scale in a shorter time frame. The Boards also considered DMC’s representation that it expected to realize economies of scale in connection with the operation of the Fund, specifically by achieving operational efficiencies, cost synergies and possible consolidation of service providers and vendors. The Board noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to DMC, in the future.

Profits to be Realized by DMC and its Affiliates from Their Relationship with the Fund. The Board considered the benefits DMC and its affiliates may derive from their relationship with the Fund. The Board also considered information on DMC’s profitability that was provided to the board of trustees of the Delaware Funds by Macquarie complex in connection with their most recent 15(c) process. The Board considered DMC’s representation that the fully integrated fund complex, including investments to support ongoing growth, was expected to have an overall marginally positive impact on DMC’s overall financial profitability. The Board considered that the expected profitability of DMC and its affiliates was not excessive in light of the nature, extent and quality of the services to be provided to the Fund. The Board noted the difficulty of accurately projecting profitability under the current circumstances and noted that they would have the opportunity to give further consideration to DMC’s profitability with respect to the Fund at the end of the initial two-year term of the proposed DMC Advisory Agreement.

Fall-Out Benefits to DMC and its Affiliates. The Board considered the possible fall-out benefits and other types of benefits that may accrue to DMC and its affiliates. The Board noted that the Transaction provides DMC and its affiliates the opportunity to deliver investment products and services to the WDR network. The Board considered that the Transaction, if completed, would significantly increase DMC’s assets under management and expand DMC’s investment capabilities and relationships with certain wealth management intermediaries. Specifically, the Board considered that upon completion of the Transaction, Macquarie has agreed to sell WDR’s wealth management platform to LPL Financial Holdings Inc. This increased size and diversification could facilitate DMC’s continued investment in its business and products, which DMC would be able to leverage across a broader base of assets. DMC also would be able to use trading commission credits from the Fund’s transactions in securities to “purchase” third-party research and execution services to support its investment process. Based on their review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to DMC are fair and reasonable.

Conclusions. Based on the foregoing and other relevant considerations, at its January 12, 2021 meeting, the Board, including a majority of the Board’s Independent Trustees, acting within its business judgment, (1) concluded that the terms of the proposed DMC Advisory Agreement are fair and reasonable and that approval of the proposed DMC Advisory Agreement is in the best interests of the Fund and its shareholders, (2) voted to approve the proposed DMC Advisory Agreement, and (3) voted to recommend approval of the proposed DMC Advisory Agreement by shareholders of the Fund. The Board noted that no one factor was determinative of their decision which, instead, was premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the proposed DMC Advisory Agreement and to recommend approval of the proposed DMC Advisory Agreement by shareholders of the Fund.

Factors relating to the Board’s approval of the Affiliated Sub-Advisers to serve as sub-advisers to the Fund

The following is a discussion of the factors considered by the Board in approving the Sub-Advisory Agreements between DMC and each of the Affiliated Sub-Advisers. In evaluating the Sub-Advisory Agreements, the Board, including a majority of the Independent Trustees, made a separate finding that the Sub-Advisory Agreements are in the best interests of the Fund and its shareholders, and do not involve a conflict of interest from which any of DMC, MIMAK, MIMGL or MIMEL derives an inappropriate advantage.

In connection with the Board’s consideration of the proposed Sub-Advisory Agreements, IICO, DMC, MIMAK, MIMEL, and MIMGL advised the Board about a variety of matters, including the following:

•

The nature, extent, and quality of the services to be provided to the Fund by the Affiliated Sub-Advisers together with DMC post-Transaction are expected to be of at least the same level as the services currently provided to the Fund by IICO.

•	The Affiliated Sub-Advisers’ stated commitment to maintaining and enhancing the Fund shareholder experience.

•	The Affiliated Sub-Advisers do not propose changes to the investment objective of the Fund.

•

The proposed Sub-Advisory Agreements do not change the Fund’s contractual advisory fee rate and Fund shareholders will bear no additional expense in connection with the use of the Affiliated Sub-Advisers.

•	The support expressed by the current senior management team at IICO for the Transaction and IICO’s recommendation that the Board approve the proposed Sub-Advisory Agreements.

•

The commitments of Macquarie and WDR to bear all of the direct expenses of the Transaction, including all legal costs and costs associated with the proxy solicitation, regardless of whether the Transaction is consummated.

•	In addition to the matters noted above, in their deliberations regarding approval of the proposed Sub-Advisory Agreements, the Board considered the factors discussed below, among others.

Nature, extent, and quality of services to be provided by the Affiliated Sub-Advisers. The Board considered the nature, quality, and extent of services that the Affiliated Sub-Advisers each would provide as a sub-adviser to the Fund. The Board took into account Macquarie’s global investment platform and the investment process to be employed by the Affiliated Sub-Advisers in connection with each sub-adviser’s responsibilities in conjunction with DMC in managing the Fund, and the qualifications and experience of the Affiliated Sub-Advisers’ teams with regard to implementing the Fund’s investment mandate. The Board considered each of the Affiliated Sub-Advisers’ organization, personnel, and operations. The Board considered the potential enhancements to the Fund’s portfolio management process from investment ideas, trading expertise and quantitative support from the Affiliated Sub-Advisers. The Board also considered DMC’s review and recommendation process with respect to the Affiliated Sub-Advisers, and the favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by the Affiliated Sub-Advisers to the Fund. The Board also considered DMC’s experience with on-boarding new investment teams and sub-advisers. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by the Affiliated Sub-Advisers as well as the Affiliated Sub-Advisers’ ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objectives, strategies, and policies.

Benefits of the Sub-Advisory Agreements. The Board considered the following benefits in approving the Sub-Advisory Agreements:

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The fixed income teams within MIMEL, MIMGL, and MIMAK have developed global research resources which have assisted them with generating a strong track record and delivering attractive risk-adjusted outcomes for their clients in their global credit and income-based strategies. Utilizing the investment expertise and experience of DMC’s affiliates located in London, Sydney, and Vienna will provide DMC with more comprehensive investment resources to use in its management of the Fund; and

•

The potential to attract additional assets in the Fund. Many of the Fund’s competitors have access to ex-U.S. affiliates in connection with their management of similar strategies. Access to its ex-U.S. affiliates may assist DMC with attracting assets and make the Fund more competitive. Leveraging its affiliates’ locations will provide DMC with real time extended coverage of global markets, follow-the-sun trading and potentially enhance its investment process.

The costs of the services to be provided. The Board considered that DMC will compensate MIMEL, MIMGL, and MIMAK for their sub-advisory services to the Fund out of DMC’s management fee. The Board noted that the Fund’s shareholders will not bear any additional expenses related to the use of the Affiliated Sub-Advisers. The Board considered that the proposed DMC Advisory Agreement does not change the Fund’s contractual advisory fee rate. Please see the discussion of the Board’s consideration in approving the DMC Advisory Agreement for further information regarding the Board’s consideration of the fees to be paid to DMC under the DMC Advisory Agreement.

Performance of the Fund. The Board considered information provided by DMC and the Affiliated Sub-Advisers regarding the expertise of the Affiliated Sub-Advisers and the performance of funds they manage in the Delaware Funds by Macquarie complex. The Board concluded that the Affiliated Sub-Advisers are capable of assisting DMC in generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, strategies and restrictions.

Profits to be Realized by the Affiliated Sub-Advisers from Their Relationship with the Fund. The Board considered the benefits the Affiliated Sub-Advisers may derive from their relationship with the Fund. The Board also considered information on the Affiliated Sub-Adviser’s profitability that was provided to the board of trustees of the Delaware Funds by Macquarie complex in connection with their most recent 15(c) process. The Board considered that the expected profitability of the Affiliated Sub-Advisers was not excessive in light of the nature, extent and quality of the services to be provided to the Fund. The Board noted the difficulty of accurately projecting profitability under the current circumstances and noted that they would have the opportunity to give further consideration to the Affiliated Sub-Advisers’ profitability with respect to the Fund at the end of the initial two-year term of the proposed Sub-Advisory Agreements.

Fall-Out Benefits to DMC and its Affiliates. The Board considered the possible fall-out benefits and other types of benefits that may accrue to the Affiliated Sub-Advisers. The Board noted that the Transaction provides the Affiliated Sub-Advisers the opportunity to deliver investment products and services to the WDR network. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Affiliated Sub-Advisers are fair and reasonable.

Conclusions. Based on the foregoing and other relevant considerations, at the January 12, 2021 meeting, the Board, including a majority of the Board’s Independent Trustees, acting within their business judgment, (1) concluded that the terms of the proposed Sub-Advisory Agreements are fair and reasonable and that approval of the proposed Sub-Advisory Agreement is in the best interests of the Fund and its respective shareholders, (2) voted to approve the proposed Sub-Advisory Agreements, and (3) voted to recommend approval of the proposed Sub-Advisory Agreements by shareholders of the Fund. The Board noted that no one factor was determinative of their decision which, instead, was premised upon the totality of factors considered. The Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the proposed Sub-Advisory Agreements and to recommend approval of the proposed Sub-Advisory Agreements by shareholders of the Fund.